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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10301

                              Ashport Mutual Funds
                              --------------------
               (Exact name of registrant as specified in charter)

                         800 Brickell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                    (Address of principal executive offices)

                                 Jeffrey Cimbal
                             StateTrust Capital, LLC
                         800 Bricknell Avenue, Suite 103
                              Miami, Florida 33131
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-305-921-8100

Date of fiscal year end:  November 30

Date of reporting period: August 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Ashport Large Cap Fund (UNAUDITED)
Schedule of Investments
August 31, 2005

                                                                                        Percentage
                                                        Shares            Value        of Net Assets
                                                        ------            -----        -------------
Common Stocks - 76.06%

Basic Materials
DOW CHEM CO                                                900          $   38,880          3.07%
TOLL BROS INC (a)                                          483              23,208          1.83%
                                                                        ----------        -------
                                                                            62,088          4.89%
                                                                        ----------        -------
Capital Goods
3M CO COM                                                1,094              77,838          6.14%
CATERPILLAR INC                                            860              47,721          3.76%
DANAHER CORP                                               805              43,116          3.40%
UNITED TECHNOLOGIES CORP DEL COM                           800              40,000          3.15%
                                                                        ----------        -------
                                                                           208,675         16.45%
                                                                        ----------        -------
Consumer-Cyclical
HOME DEPOT INC COM                                       1,122              45,239          3.57%
WAL MART STORES INC                                        800              35,968          2.84%
                                                                        ----------        -------
                                                                            81,207          6.40%
                                                                        ----------        -------
Consumer Staples
CVS CORP COM                                             1,400              41,118          3.24%
DISNEY WALT COMPANY HOLDING CO                           1,700              42,823          3.38%
TIME WARNER INC NEW COM                                  2,600              46,592          3.67%
                                                                        ----------        -------
                                                                           130,533         10.29%
                                                                        ----------        -------
Financials
BANK OF NEW YORK CO INC                                  1,200              36,684          2.89%
CITIGROUP INC COM                                          920              40,268          3.17%
JP MORGAN CHASE & CO COM ISIN#US46625H1005               1,300              44,057          3.47%
                                                                        ----------        -------
                                                                           121,009          9.54%
                                                                        ----------        -------
Health Care
FOREST LABS INC (a)                                        950              42,180          3.33%
PFIZER INC COM                                           2,500              63,675          5.02%
WYETH                                                      985              45,103          3.56%
                                                                        ----------        -------
                                                                           150,958         11.90%
                                                                        ----------        -------
Technology
ADOBE SYSTEMS INC DEL                                    1,300              35,152          2.77%
NOKIA CORP SPONSORED ADR (a)                             2,900              45,733          3.61%
ORACLE CORP COM (a)                                      3,200              41,568          3.28%
                                                                        ----------        -------
                                                                           122,453          9.65%
                                                                        ----------        -------
Transportation
FEDEX CORP COM                                             535              43,570          3.43%
UNITED PARCEL SVC INC CL B                                 625              44,306          3.49%
                                                                        ----------        -------
                                                                            87,877          6.93%
                                                                        ----------        -------

TOTAL COMMON STOCKS (Cost $1,015,155)                                      964,801         76.06%
                                                                        ----------        -------

Money Market Securities - 23.55%

Evergreen Institutional Money Market Fund -
  Investment Shares, 3.2% (c)                          298,744             298,744         23.55%
                                                                        ----------        -------

TOTAL MONEY MARKET SECURITIES (Cost $298,744)                              298,744         23.55%
                                                                        ----------        -------

TOTAL INVESTMENTS (Cost $1,313,899) - 99.61%                            $1,263,545         99.61%
                                                                        ==========        =======

Other assets - 0.39%                                                         4,948          0.39%
                                                                        ----------        -------

TOTAL NET ASSETS - 100.00%                                              $1,268,493        100.00%
                                                                        ==========        =======

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

Ashport Small/Mid Cap Fund   (UNAUDITED)
Schedule of Investments
August 31, 2005

                                                                                         Percentage
                                                          Shares           Value        of Net Assets
                                                          ------           -----        -------------
Common Stocks - 58.03%

Capital Goods
CH ROBINSON WORLDWIDE INC COM ISIN#US12541                  455            28,096            3.51%
DANAHER CORP                                                529            28,333            3.54%
THOR INDS INC                                               750            24,900            3.11%
                                                                         --------          -------
                                                                           81,329           10.17%
                                                                         --------          -------
Consumer-Cyclical
BLACK & DECKER CORP COM                                     290            24,737            3.09%
CAREER ED CORP COM ISIN#US1416651099 (a)                    737            28,890            3.61%
                                                                         --------          -------
                                                                           53,627            6.71%
                                                                         --------          -------
Consumer Staples
UNIVISION COMMUNICATIONS INC CL A (a)                       950            25,555            3.20%
                                                                         --------          -------
                                                                           25,555            3.20%
                                                                         --------          -------
Financials
W HLDG CO INC COM                                         2,000            19,760            2.47%
                                                                         --------          -------
                                                                           19,760            2.47%
                                                                         --------          -------
Health Care
BIOMET INC                                                  730            26,930            3.37%
MILLENNIUM PHARMACEUTICALS INC COM (a)                    2,800            27,972            3.50%
                                                                         --------          -------
                                                                           54,902            6.87%
                                                                         --------          -------
Transportation
OVERSEAS SHIPHOLDING GROUP INC                              500            30,575            3.82%
                                                                         --------          -------
                                                                           30,575            3.82%
                                                                         --------          -------
Technology
ACCENTURE LTD BERMUDA CL A ISIN#BMG1150G11 (a)            1,130            27,572            3.45%
CITRIX SYSTEMS INC (a)                                      700            16,660            2.08%
JUNIPER NETWORKS INC COM (a)                              1,000            22,740            2.84%
NETWORK APPLIANCE CORP (a)                                1,000            23,730            2.97%
PLANTRONICS INC NEW                                         694            22,624            2.83%
SIGMATEL INC COM (a)                                        800            15,480            1.94%
SILICON LABORATORIES INC COM (a)                            750            23,273            2.91%
WESTERN DIGITAL CORP DELAWARE (a)                         1,600            22,160            2.77%
                                                                         --------          -------
                                                                          174,239           21.79%
                                                                         --------          -------
Foreign Basic Materials
COMPANHIA VALE DO RIO DOCE ADR (b)                          700            24,073            3.01%
                                                                         --------          -------
                                                                           24,073            3.01%
                                                                         --------          -------

TOTAL COMMON STOCKS (Cost $494,209)                                       464,060           58.03%
                                                                         --------          -------

Money Market Securities - 38.90%
Evergreen Institutional Money Market Fund -
  Investment Shares, 3.2% (c)                           311,020           311,020           38.90%
                                                                         --------          -------

TOTAL MONEY MARKET SECURITIES (Cost $311,020)                             311,020           38.90%
                                                                         --------          -------

TOTAL INVESTMENTS (Cost $805,229) - 96.93%                               $775,080           96.93%
                                                                         ========          =======

Other assets - 3.07%                                                       24,553            3.07%
                                                                         --------          -------

TOTAL NET ASSETS - 100.00%                                               $799,633          100.00%
                                                                         ========          =======

(a) Non-income producing.
(b) American Depository Receipt
(c) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

Ashport Global Fixed Income Fund (UNAUDITED)
Schedule of Investments
August 31, 2005

                                                     Principal                           Percentage
                                                      Amount               Value        of Net Assets
                                                      ------               -----        -------------
Corporate Bonds - 23.72%

AT&T Corp 7.3% Due 11/15/11                             9,000              10,327            2.01%
Citigroup Inc. 5.0% Due 09/15/14                       20,000              20,342            3.97%
General Motors 7.25% Due 03/02/11                      20,000              19,306            3.76%
GMAC Smartnote 7.000% Due 10/15/11                      7,000               6,454            1.26%
Ford Motor Co. 7.000% Due 10-01-13                     20,000              18,620            3.63%
Hertz Corp 6.25% Due 03/15/09                          20,000              19,594            3.82%
McDonnell Douglas 6.875% Due 11/1/06                   10,000              10,276            2.00%
Raytheon 6.750% Due 8/15/07                             6,000               6,253            1.22%
Southwestern Electric Power 7.0% Due 9/01/07           10,000              10,483            2.04%
                                                                         --------          -------

TOTAL CORPORATE BONDS (Cost $124,112)                                     121,655           23.72%
                                                                         --------          -------

Foreign Bonds - 60.64%

Brazil Federal Republic 9.25% Due 10/22/10             20,000              21,850            4.26%
Colombia 10.0% Due 01/23/12                            20,000              23,300            4.54%
Costa Rica Republic 8.11% Due 02/01/12                 20,000              21,800            4.25%
Dominican Republic 9.04% Due 01/23/13                  20,000              20,400            3.98%
El Salvador Republic 8.5% Due 07/25/11                 20,000              22,850            4.45%
European Bank 6.25% Due 05/09/18                       25,000              25,098            4.89%
Fed. Brazil 10.0% Due 08/07/11                         20,000              22,490            4.38%
Panama Republic 9.625% Due 02/08/11                    20,000              23,700            4.62%
Peru Republic 9.125% Due 02/21/12                      20,000              23,930            4.66%
Petrobras 9.125% Due 07/02/12                          20,000              22,830            4.45%
Republic of Ecuador 12.0% 11/15/12                     20,000              20,100            3.92%
Republic of Venezuela 5.375% Due 08/07/10              20,000              18,920            3.69%
Russian Fed. 8.25% Due 03/31/10                        20,000              21,668            4.22%
Turkey Republic 10.5% Due 01/13/08                     20,000              22,150            4.32%
                                                                         --------          -------

TOTAL FOREIGN BONDS (Cost $294,470)                   432,741             311,086           60.64%
                                                                         --------          -------
Money Market Securities - 13.48%

Evergreen Institutional Money Market Fund -
  Investment Shares, 3.2% (a)                          69,135              69,135           13.48%
                                                                         --------          -------

TOTAL MONEY MARKET SECURITIES (Cost $69,135)                               69,135           13.48%
                                                                         --------          -------

TOTAL INVESTMENTS (Cost $487,717) - 97.84%                               $501,876           97.84%
                                                                         ========          =======

Other assets - 2.16%                                                       11,093            2.16%
                                                                         --------          -------

TOTAL NET ASSETS - 100.00%                                               $512,969          100.00%
                                                                         ========          =======

(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

Item 2. Controls and Procedures

The management of the Fund is responsible for establishing and maintaining internal controls. In fulfilling this responsibility, judgments by management are required to assess the expected benefits and related costs of controls. These controls include the safeguarding of assets against unauthorized acquisition, use or disposition.

Because of inherent limitations in internal control, errors may occur and not be detected. However, the management has noted no matters involving internal control and its operations, including controls for safeguarding securities, which we consider to be material weakness as of February 28, 2005.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ashport Mutual Funds

By (Signature and Title)*  /s/Jeffrey Cimbal
                           -----------------
                           Jeffrey Cimbal, Chief Financial Officer

Date October 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/David Vurgait
                           ----------------
                           David Vurgait, President

Date  October 14, 2005